Investment Strategy - Defiance Global Foundries ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed companies that derive significant revenue from semiconductor foundry solutions, as classified by MarketVector Indexes GmbH (the “Index Provider”).

Index Overview

The Index is designed to track the performance of publicly listed companies that are principally engaged in semiconductor foundry solutions and related services. To be eligible for inclusion, a company must derive at least 50% of its revenue from semiconductor foundry-related activities or generate at least $2.0 billion in annual revenue specifically from semiconductor foundry-related activities during its most recently completed fiscal year. The $2.0 billion alternative threshold is designed to identify larger, diversified companies with an economically significant semiconductor foundry business, notwithstanding that such activities may represent less than 50% of the company's total revenues.

Semiconductor foundry-related activities include:

•	Semiconductor wafer fabrication;
•	Advanced-node, mature-node, and specialty-node semiconductor manufacturing;
•	Logic, analog, mixed-signal, power, radio frequency, and embedded semiconductor wafer production;
•	Specialty foundry services for microelectromechanical systems, image sensors, photonics, display drivers, and other application-specific semiconductors;
•	Mask, process, and manufacturing services directly tied to semiconductor wafer foundry production; and/or
•	Related semiconductor foundry support services.

The Index includes only common stocks and similar equity securities that are freely investable by foreign investors and for which real-time and historical pricing information is available. Limited partnerships are excluded. Securities listed on exchanges in certain countries, including Bahrain, mainland China (subject to certain Stock Connect exceptions), India, Kuwait, Oman, Qatar, Russia, Saudi Arabia, the United Arab Emirates, and Vietnam, are ineligible for inclusion.

To qualify for initial inclusion, a company generally must have: (i) a free-float percentage of at least 10%; (ii) a market capitalization greater than $1.0 billion; (iii) a three-month average daily trading volume of at least $1.0 million during the current quarter and prior two quarters; and (iv) minimum trading volume thresholds based on shares traded. Existing Index constituents are subject to less stringent maintenance requirements. The Index also applies modified eligibility rules for certain initial public offerings (“IPOs”), spin-offs, and post-business combination special purpose acquisition companies (“SPACs”).

The Index targets 10 constituents. Eligible companies are ranked by free-float market capitalization, with the 10 highest-ranked companies generally selected for inclusion. During ongoing reconstitutions, companies ranked within the top eight are automatically selected, while remaining positions are generally filled by the highest-ranked current Index constituents ranked between nine and 12. If fewer than 10 eligible companies are available, additional companies may be selected at the discretion of the Index Provider. Specifically, if fewer than 10 companies satisfy both the semiconductor foundry revenue-based criteria and the applicable investability criteria, the Index Provider will first select companies that satisfy the revenue-based criteria and are closest to satisfying the investability criteria. If an insufficient number of such companies is available, the Index Provider will then select companies that satisfy the investability criteria and are closest to satisfying the semiconductor foundry revenue-based criteria.

The Index utilizes a modified float-adjusted market capitalization weighting methodology. Constituents are weighted based on their free-float adjusted market capitalizations, subject to a maximum weight of 20% per constituent at each rebalance. Excess weight above the cap is redistributed proportionally among the remaining constituents.

The Index is constructed from a global, rather than U.S.-only, universe of companies engaged in semiconductor foundry services and is designed to provide exposure to the global semiconductor foundry industry, including meaningful exposure to issuers in multiple countries outside the United States. Eligible securities may include securities of companies organized, located or traded in countries outside the United States, subject to the eligibility requirements and market exclusions set forth in the Index methodology.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. Please see the prospectus section titled “Additional Information About the Fund,” for a more complete description of the Index’s methodology.

Because the Index is focused on companies engaged in semiconductor foundry activities, the Index, and consequently the Fund, is expected to be concentrated in industries within the information technology sector.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to the semiconductor foundry industry or related industries, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in listed equity securities, including common stocks and other equity interests, and may invest up to 15% of its net assets in private companies engaged in semiconductor foundry services. The Fund may also invest in American Depositary Receipts (“ADRs”), cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.